Convertible Promissory Note (Details) - USD ($)						1 Months Ended							12 Months Ended
	Sep. 02, 2020	Aug. 04, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	Sep. 02, 2020	Aug. 04, 2020	Jul. 21, 2020	Jul. 21, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	Dec. 31, 2020	Dec. 07, 2020
Convertible Promissory Note (Details) [Line Items]
Aggregate principal amount													$ 10,000	$ 56,900
Increase the principal amount of the note			$ 207,145							$ 207,145
Secured convertible promissory note, description			In connection with the amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien’s Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. The amendment represented a prepayment of principal and accrued interest resulting in a debt extinguishment and the Company recorded an aggregate extinguishment loss of $773,856.							In connection with the amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien’s acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. The amendment represented a prepayment of principal and accrued interest resulting in a debt extinguishment and we recorded an aggregate extinguishment loss of $773,856.
Debt converted amount													$ 101,980
Warrant to common shares (in Shares)	180,000					180,000
Surrender of common shares underlying this warrant (in Shares)	20,000
Common stock underlying warrant (in Shares)	200,000					20,000
Exercise warrants (in Shares)	180,000					180,000
Debt underlying warrant (in Shares)						200,000
Goedeker [Member]
Convertible Promissory Note (Details) [Line Items]
Aggregate principal amount					$ 714,286							$ 714,286
Additional purchase of note, description					As additional consideration for the purchase of the note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.							As additional consideration for the purchase of the note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.
Purchase price description					The note carried an original issue discount of $64,286 to cover Leonite’s legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Furthermore, the Company issued 50,000 common shares valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The Company amortized $292,673 of financing costs related to the shares and warrants in the nine months ended September 30, 2020.							The note carries an original issue discount of $64,286 to cover Leonite’s legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Furthermore, the Company issued 50,000 common shares valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The Company amortized $292,673 of financing costs related to the shares and warrants in the year ended December 31, 2020.
Total payoff amount		$ 780,653					$ 780,653
Consisting of debt principal amount		771,431					771,431
Interest amount		$ 9,222					$ 9,222
Leonite Converted [Member]
Convertible Promissory Note (Details) [Line Items]
Debt converted amount				$ 100,000				$ 50,000	$ 50,000		$ 100,000
Shares of common stock (in Shares)				100,000				50,000	50,000		100,000